Related party transactions (Tables)	3 Months Ended
Mar. 31, 2024
Related Party [Abstract]
Schedule of Compensation Awarded to Key Management Personnel
Compensation awarded to key management personnel for the three months ended March 31, 2024 and 2023 is as follows:

	Three months ended March 31,
	2024	2023
	$	$
Salaries and benefits	790	946
Share-based compensation	1,043	1,106
	1,833	2,052